August 28, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
           Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 107 to the Trust’s Registration Statement on Form N-1A (“PEA No. 107”). The purpose of PEA No. 107 is to introduce a new series of the Trust: the EMQQ Emerging Markets Internet Index™ ETF.

Please contact me at 202.373.6095 with your questions or comments.

Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen